ACQUISITIONS (The carrying amounts and classifications of the consolidated VIEs' assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 183.4	$ 390.0	$ 200.0	$ 156.7
Inventories	293.6	317.6
Account Receivables	338.0	321.4
Other current assets	68.3	55.6
Total current assets	1,252.1	1,330.6
Non-current assets:
Property, plant and equipment	837.6	755.5
Intangible assets	32.0	16.6
other non-current assets	21.0	24.0
Total non-current assets	1,010.5	878.5
Total assets	2,262.6	2,209.1
Current liabilities:
Accounts payable	180.3	171.1
Total current liabilities	1,244.2	1,127.9
Total liabilities	1,806.6	$ 1,800.9
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	0.3
Inventories	0.4
Account Receivables	0.6
Other current assets	1.2
Total current assets	2.5
Non-current assets:
Property, plant and equipment	18.5
Intangible assets	11.9
other non-current assets	0.2
Total non-current assets	30.6
Total assets	33.1
Current liabilities:
Accounts payable	15.8
Other current liabilities	0.2
Total current liabilities	16.0
Total liabilities	$ 16.0